Preferred Shares (Details) - USD ($)	1 Months Ended
	Nov. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Preferred Shares
Auction rate preferred stock, shares redeemed	667
Preferred shares liquidation preference	$ 16,675,000	$ 16,675,000	$ 16,675,000	$ 16,675,000	$ 16,675,000	$ 16,675,000
Series M preferred shares
Preferred Shares
Auction rate preferred stock, shares redeemed	64
Series T preferred shares
Preferred Shares
Auction rate preferred stock, shares redeemed	438
Series W preferred shares
Preferred Shares
Auction rate preferred stock, shares redeemed	47
Series Th preferred shares
Preferred Shares
Auction rate preferred stock, shares redeemed	91
Series F preferred shares
Preferred Shares
Auction rate preferred stock, shares redeemed	27